Operating Leases - Schedule of Operating Leases Cash Flows (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease liabilities	$ (12.4)	$ (11.2)	$ (15.5)	$ (15.5)	$ (17.5)
Asset obtained in exchange for operating lease liability			0.2	1.9	23.9
Reduction of right-of use assets resulting from reductions to lease obligations			$ 0.1	$ 7.0	$ 2.3
Operating lease, weighted average remaining lease term (years(			7 years 3 months 18 days	8 years 1 month 6 days	8 years 9 months 18 days
Operating lease, weighted average discount rate (percent)			5.00%	5.00%	5.00%